Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE		$ 869,935	$ 1,073,351	$ 568,620
COST OF REVENUE		172,948	231,084	141,302
GROSS PROFIT		696,987	842,267	427,318
OPERATING EXPENSES:
Selling and marketing		901,319	1,007,652	303,079
General and administrative
Payroll and related benefits		2,512,781	2,609,849	2,446,019
Professional fees		1,031,274	1,210,445	2,083,019
Other general and administrative		1,091,950	1,925,939	2,144,937
Total Operating Expenses		5,537,324	6,753,885	6,977,054
LOSS FROM OPERATIONS		(4,840,337)	(5,911,618)	(6,549,736)
OTHER INCOME (EXPENSE):
Interest income		209,439	94,372	1,658
Interest expense		(746,410)
Recovery of impairment (impairment loss) on long-term investment		439,111		(585,333)
Recovery of bad debt allowance on loan receivable		550,000
Other income		940	6,366	54,774
Foreign currency transaction gain (loss)		(4,723)	146,501	(38,670)
Total Other Income (Expense)		448,357	247,239	(567,571)
LOSS BEFORE INCOME TAXES		(4,391,980)	(5,664,379)	(7,117,307)
INCOME TAXES
NET LOSS FROM CONTINUING OPERATIONS		(4,391,980)	(5,664,379)	(7,117,307)
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of applicable income taxes		(551,017)	19,003	66,552
Net gain on sale of discontinued operations, net of applicable income taxes		53,818,778
NET INCOME FROM DISCONTINUED OPERATIONS		53,267,761	19,003	66,552
NET INCOME (LOSS)		48,875,781	(5,645,376)	(7,050,755)
Less: Net loss attributable to non-controlling interest from discontinued operations		(82,302)
NET INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		48,958,083	(5,645,376)	(7,050,755)
COMPREHENSIVE INCOME (LOSS):
NET INCOME (LOSS)		48,875,781	(5,645,376)	(7,050,755)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		(138,414)	(184,885)	45,115
TOTAL COMPREHENSIVE INCOME (LOSS)		48,737,367	(5,830,261)	(7,005,640)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations		(91,092)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		$ 48,828,459	$ (5,830,261)	$ (7,005,640)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in Shares)	[1]	105,243,671	3,497,109	2,450,447
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations, basic (in Dollars per share)	[1]	$ (0.04)	$ (1.62)	$ (2.9)
Discontinued operations, basic (in Dollars per share)	[1]	$ 0.51	$ 0.01	$ 0.02

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.